Income Tax - Summary of Income Tax in Profit or Loss (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income tax expense and deferred taxes [line items]
Deferred taxation	¥ 3,282	¥ 2,922	¥ 2,360
Actual income tax expense	6,810	6,192	5,993
PRC [member]
Disclosure of income tax expense and deferred taxes [line items]
Provision for income tax	3,408	3,147	3,478
Other tax jurisdictions [member]
Disclosure of income tax expense and deferred taxes [line items]
Provision for income tax	¥ 120	¥ 123	¥ 155